Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other assets (Textual) [Abstract]
Other assets	$ 10,965,000	$ 7,592,000
Estimated deposit insurance premium				7,176,000
Insurance premium prepaid period				3 years
FDIC insurance expense	$ 1,738,000	$ 1,756,000	$ 2,232,000